UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Karen Jacoppo-Wood

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Adler Value Fund

Institutional Class (ADLVX)

Annual Shareholder Report - May 31, 2025

Fund Overview

This annual shareholder report contains important information about Adler Value Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.adlervaluefund.com/fund-literature. You can also request this information by contacting us at (800) 408-4682.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adler Value Fund - Institutional Class	$130	1.25%

How did the Fund perform during the reporting period?

As the fiscal year progressed, the market narrative began to shift from inflation, the slowing pace of growth in the U.S. economy, and the likelihood and number of cuts in the federal funds rate to include the impact of trade and tariff policies on the U.S. economy.

With continued U.S. job growth, moderate U.S. unemployment, and U.S. inflation above the Federal Reserve’s 2% target, the U.S. capital markets reflected expectations for fewer federal funds rate cuts. This development was balanced against the impact of tariff and trade policies. This competition between the level of interest rates (higher for longer) and the relative strength of the U.S. economy (continued growth vs. possibility of a recession) remained a durable theme in U.S. equity markets.

For the fiscal year ended May 31, 2025, the Fund’s performance reflected its differences with the S&P 500® Index. The Fund owns one Megacap company (defined by S&P as the top 50 market capitalization companies in the S&P 500® Index) representing 0.3% of the Fund’s assets. Megacap companies represent in excess of 50% of the S&P 500® Index. Information Technology represents 32% of the S&P 500® Index. Information Technology companies represent 2.5% of the Fund’s assets. The Fund’s holdings in the S&P 500® Index represent 45% of the Fund’s assets. The mean market capitalization of the S&P 500® Index is approximately $104 billion. The Fund’s weighted average mean market capitalization is approximately $48 billion.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$25,000
$20,000
$15,000
$10,000
$5,000
Aug-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025
Adler Value Fund - Institutional Class - $17,006
S&P 500® Index - $23,275
S&P 500® Value Index - $19,330
S&P 1000® Value Index - $15,287

	Adler Value Fund - Institutional Class	S&P 500® Index	S&P 500® Value Index	S&P 1000® Value Index
Aug-2018	$10,000	$10,000	$10,000	$9,997
May-2019	$9,890	$9,844	$9,644	$8,807
May-2020	$10,000	$11,108	$10,051	$7,898
May-2021	$15,578	$15,587	$14,055	$13,658
May-2022	$15,321	$15,540	$14,402	$13,202
May-2023	$13,201	$15,994	$14,837	$12,477
May-2024	$15,787	$20,502	$18,403	$14,905
May-2025	$17,006	$23,275	$19,330	$15,287

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 16, 2018)
Adler Value Fund - Institutional Class	7.72%	11.20%	8.14%
S&P 500® Index	13.52%	15.94%	13.25%
S&P 500® Value Index	5.04%	13.97%	10.19%
S&P 1000® Value Index	2.48%	14.12%	6.45%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$3,918,923
  Number of Portfolio Holdings39
  Advisory Fee (net of waivers)$0
  Portfolio Turnover22%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	84.4%
Money Market Funds	14.2%
Purchased Options	1.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 40.8%
Health Care 14.9%
Money Market Funds 14.1%
Consumer Discretionary 9.7%
Materials 4.7%
Utilities 4.3%
Consumer Staples 3.7%
Technology 2.6%
Energy 2.5%
Purchased Options 1.4%
Communications 1.1%
Other Assets in Excess of Liabilities 0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Communications	1.1%
Purchased Options	1.4%
Energy	2.5%
Technology	2.6%
Consumer Staples	3.7%
Utilities	4.3%
Materials	4.7%
Consumer Discretionary	9.7%
Money Market Funds	14.1%
Health Care	14.9%
Financials	40.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Jackson Financial, Inc. - Class A	11.5%
Aflac, Inc.	6.6%
Equitable Holdings, Inc.	6.5%
Citigroup, Inc.	6.2%
Charles Schwab Corporation (The)	6.1%
Coupang, Inc.	5.4%
Alibaba Group Holding Ltd. - ADR	4.3%
PG&E Corporation	4.3%
Walgreens Boots Alliance, Inc.	3.7%
XP, Inc. - Class A	3.5%

Material Fund Changes

No material changes occurred during the year ended May 31, 2025.

Adler Value Fund - Institutional Class (ADLVX)

Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.adlervaluefund.com/fund-literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053125-ADLVX

Evolutionary Tree Innovators Fund

A Class Shares (INVTX)

Annual Shareholder Report - May 31, 2025

Fund Overview

This annual shareholder report contains important information about Evolutionary Tree Innovators Fund (the "Fund") for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://mutualfund.evolutionarytree.com/resources-materials. You can also request this information by contacting us at (833) 517-1010.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$136	1.22%

How did the Fund perform during the reporting period?

       The Fund delivered positive investment results for the fiscal year, significantly ahead of the benchmark despite various economic headwinds. Across holdings, business fundamentals continue to be strong (revenue growth of 20-25% growth on average) and the companies in aggregate are expanding margins while reinvesting in their businesses, sustaining healthy earnings growth.

      These are the signals we focus on as long-term investors, and it is gratifying to see business drivers contributing to investment results.

       The strong business results by Fund holdings were sustained despite multiple geopolitical headwinds, including the trade war. We believe many portfolio holdings are well-positioned because of the following characteristics we tend to prioritize, such as:

1.     Secular growth drivers: We believe each company in the portfolio benefits from a combination of multi-year secular trends and important innovations—growth drivers that are less reliant on the general economy—that can sustain growth over coming years.

2.     Mission-critical businesses: We own many companies whose products or services are essential to their customers—often viewed as “must have” solutions versus “nice to have.”

3.     Pricing power: Companies we own in the portfolio often have pricing power—the ability to pass on higher costs (such as tariffs) or adjust their pricing to protect profitability.

4.     Imperative demand drivers: We own a number of companies that are experiencing durable demand because their offerings are “imperative” in the current environment. Clear-cut examples include cybersecurity, AI technology, and public safety technology.

5.     Resilient business models with lower risk of supply chain disruption: While no business is entirely immune to broader economic pressures, the majority of our companies held in the portfolio have durable, recurring-revenue business models that tend to be less sensitive to dips in spending. Our assessment of supply chain risk also reveals a generally lower risk of disruption for our companies.

       We want you to know that we remain at the helm and are navigating various headwinds in a thoughtful and prudent fashion. As you might expect, we recommend staying the course as history has shown that markets eventually recover from various economic and geopolitical events—and that reacting to them out of fear can lead to sub-optimal outcomes.

       Overall, we remain confident in Fund holdings because they are generally supported by long term secular growth drivers, in many cases have mission critical products, often exhibit pricing power, and predominantly offer recurring revenue models with limited supply chain exposure.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment*

$15,000
$10,000
$5,000
$0
$14,205
$11,125
Feb-2022
May-2022
May-2023
May-2024
May-2025
Evolutionary Tree Innovators Fund - A Class Shares
S&P 500® Index

	Evolutionary Tree Innovators Fund - A Class Shares	S&P 500® Index
Feb-2022	$9,427	$10,000
May-2022	$6,868	$9,484
May-2023	$7,626	$9,761
May-2024	$9,020	$12,513
May-2025	$11,125	$14,205

Average Annual Total Returns

	1 Year	Since Inception (February 28, 2022)
Evolutionary Tree Innovators Fund - A Class Shares
Without Load	23.34%	5.22%
With Load*	16.23%	3.33%
S&P 500® Index	13.52%	11.40%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$24,266,963
  Number of Portfolio Holdings27
  Advisory Fee (net of waivers)$7,449
  Portfolio Turnover38%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.2%
Money Market Funds	4.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
36.7%
Consumer Discretionary
17.9%
Health Care
13.3%
Communications
13.1%
Industrials
9.8%
Money Market Funds
4.8%
Financials
4.5%
0%
10%
20%
30%
40%

Value	Value
Financials	4.5%
Money Market Funds	4.8%
Industrials	9.8%
Communications	13.1%
Health Care	13.3%
Consumer Discretionary	17.9%
Technology	36.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	9.2%
Amazon.com, Inc.	8.8%
ServiceNow, Inc.	6.2%
CyberArk Software Ltd.	5.4%
Netflix, Inc.	5.1%
MercadoLibre, Inc.	4.9%
PROCEPT BioRobotics Corporation	4.6%
Meta Platforms, Inc. - Class A	4.3%
Synopsys, Inc.	4.2%
Uber Technologies, Inc.	4.2%

Material Fund Changes

No material changes occurred during the year ended May 31, 2025.

Evolutionary Tree Innovators Fund - A Class Shares (INVTX)

Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://mutualfund.evolutionarytree.com/resources-materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053125-INVTX

Evolutionary Tree Innovators Fund

I Class Shares (INVNX)

Annual Shareholder Report - May 31, 2025

Fund Overview

This annual shareholder report contains important information about Evolutionary Tree Innovators Fund (the "Fund") for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://mutualfund.evolutionarytree.com/resources-materials. You can also request this information by contacting us at (833) 517-1010.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class Shares	$108	0.97%

How did the Fund perform during the reporting period?

       The Fund delivered positive investment results for the fiscal year, significantly ahead of the benchmark despite various economic headwinds. Across holdings, business fundamentals continue to be strong (revenue growth of 20-25% growth on average) and the companies in aggregate are expanding margins while reinvesting in their businesses, sustaining healthy earnings growth.

      These are the signals we focus on as long-term investors, and it is gratifying to see business drivers contributing to investment results.

       The strong business results by Fund holdings were sustained despite multiple geopolitical headwinds, including the trade war. We believe many portfolio holdings are well-positioned because of the following characteristics we tend to prioritize, such as:

1.     Secular growth drivers: We believe each company in the portfolio benefits from a combination of multi-year secular trends and important innovations—growth drivers that are less reliant on the general economy—that can sustain growth over coming years.

2.     Mission-critical businesses: We own many companies whose products or services are essential to their customers—often viewed as “must have” solutions versus “nice to have.”

3.     Pricing power: Companies we own in the portfolio often have pricing power—the ability to pass on higher costs (such as tariffs) or adjust their pricing to protect profitability.

4.     Imperative demand drivers: We own a number of companies that are experiencing durable demand because their offerings are “imperative” in the current environment. Clear-cut examples include cybersecurity, AI technology, and public safety technology.

5.     Resilient business models with lower risk of supply chain disruption: While no business is entirely immune to broader economic pressures, the majority of our companies held in the portfolio have durable, recurring-revenue business models that tend to be less sensitive to dips in spending. Our assessment of supply chain risk also reveals a generally lower risk of disruption for our companies.

       We want you to know that we remain at the helm and are navigating various headwinds in a thoughtful and prudent fashion. As you might expect, we recommend staying the course as history has shown that markets eventually recover from various economic and geopolitical events—and that reacting to them out of fear can lead to sub-optimal outcomes.

       Overall, we remain confident in Fund holdings because they are generally supported by long term secular growth drivers, in many cases have mission critical products, often exhibit pricing power, and predominantly offer recurring revenue models with limited supply chain exposure.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$20,000
$15,000
$10,000
$5,000
$0
$18,677
$11,202
Sep-2020
May-2021
May-2022
May-2023
May-2024
May-2025
Evolutionary Tree Innovators Fund - I Class Shares
S&P 500® Index

	Evolutionary Tree Innovators Fund - I Class Shares	S&P 500® Index
Sep-2020	$10,000	$10,000
May-2021	$12,730	$12,508
May-2022	$6,863	$12,470
May-2023	$7,641	$12,835
May-2024	$9,058	$16,452
May-2025	$11,202	$18,677

Average Annual Total Returns

	1 Year	Since Inception (September 9, 2020)
Evolutionary Tree Innovators Fund - I Class Shares	23.66%	2.43%
S&P 500® Index	13.52%	14.14%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$24,266,963
  Number of Portfolio Holdings27
  Advisory Fee (net of waivers)$7,449
  Portfolio Turnover38%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.2%
Money Market Funds	4.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Financials	4.5%
Money Market Funds	4.8%
Industrials	9.8%
Communications	13.1%
Health Care	13.3%
Consumer Discretionary	17.9%
Technology	36.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	9.2%
Amazon.com, Inc.	8.8%
ServiceNow, Inc.	6.2%
CyberArk Software Ltd.	5.4%
Netflix, Inc.	5.1%
MercadoLibre, Inc.	4.9%
PROCEPT BioRobotics Corporation	4.6%
Meta Platforms, Inc. - Class A	4.3%
Synopsys, Inc.	4.2%
Uber Technologies, Inc.	4.2%

Material Fund Changes

No material changes occurred during the year ended May 31, 2025.

Evolutionary Tree Innovators Fund - I Class Shares (INVNX)

Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://mutualfund.evolutionarytree.com/resources-materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053125-INVNX

Kempner Multi-Cap Deep Value Fund

Institutional Class (FIKDX)

Annual Shareholder Report - May 31, 2025

Fund Overview

This annual shareholder report contains important information about Kempner Multi-Cap Deep Value Fund (the "Fund") for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund under Mutual Fund Documents at https://kempnercapital.com/. You can also request this information by contacting us at (800) 665-9778.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$95	0.94%

How did the Fund perform during the reporting period?

   Some of what benefited the Fund during the last reporting period reversed and led to underperformance against the applicable benchmarks.

   Interest rates held steady and led to middling returns in the Fund’s bank holdings while insurance positions generally held up and did well. Energy-related stocks performed poorly as the price of oil declined over the reporting period. Positions tied to electric vehicle production, specifically Teradyne, Inc. and Sensata Technologies Holding plc, underperformed as government tax credits were at risk of ending.

   Oddly enough, the Fund’s two largest holdings (Taiwan Semiconductor Manufacturing Company and Micron Technology, Inc.)  largely cancelled each other out as one contributed the most to the Fund's positive attribution while the other contributed the most to the Fund’s negative attribution. Even more rare is that both positions are in the Semiconductor sector.

How has the Fund performed over the last ten years?

Total Return Based on $500,000 Investment

$1,300,000
$1,040,000
$780,000
$520,000
$260,000
$0
May-2015
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025
Kempner Multi-Cap Deep Value Fund - Institutional Class - $979,000
MSCI World Index - $1,289,024
S&P 500® Value Index - $1,272,784

	Kempner Multi-Cap Deep Value Fund - Institutional Class	MSCI World Index	S&P 500® Value Index
May-2015	$500,000	$500,000	$500,000
May-2016	$454,595	$480,180	$502,263
May-2017	$523,432	$559,042	$576,144
May-2018	$596,293	$623,711	$627,634
May-2019	$559,968	$621,900	$635,021
May-2020	$529,119	$664,160	$661,785
May-2021	$822,867	$933,982	$925,468
May-2022	$801,392	$889,000	$948,270
May-2023	$721,500	$907,418	$976,925
May-2024	$956,346	$1,133,541	$1,211,722
May-2025	$979,000	$1,289,024	$1,272,784

Average Annual Total Returns

	1 Year	5 Years	10 Years
Kempner Multi-Cap Deep Value Fund - Institutional Class	2.37%	13.10%	6.95%
MSCI World Index	13.72%	14.18%	9.93%
S&P 500® Value Index	5.04%	13.97%	9.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$89,966,318
  Number of Portfolio Holdings38
  Advisory Fee $550,032
  Portfolio Turnover44%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.1%
Money Market Funds	14.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
19.5%
Technology
17.9%
Money Market Funds
14.9%
Health Care
12.4%
Energy
11.4%
Communications
6.3%
Materials
5.9%
Industrials
4.1%
Real Estate
3.8%
Consumer Staples
2.6%
Utilities
1.0%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Utilities	1.0%
Consumer Staples	2.6%
Real Estate	3.8%
Industrials	4.1%
Materials	5.9%
Communications	6.3%
Energy	11.4%
Health Care	12.4%
Money Market Funds	14.9%
Technology	17.9%
Financials	19.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	6.0%
Micron Technology, Inc.	4.6%
Walt Disney Company (The)	3.6%
Bank of America Corporation	3.4%
Citigroup, Inc.	3.1%
Global Payments, Inc.	3.0%
Shell plc - ADR	2.9%
Sensata Technologies Holding plc	2.8%
Lincoln National Corporation	2.8%
Exxon Mobil Corporation	2.8%

Material Fund Changes

No material changes occurred during the year ended May 31, 2025.

Kempner Multi-Cap Deep Value Fund - Institutional Class (FIKDX)

Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available under Mutual Fund Documents on the Fund's website (https://kempnercapital.com/), including its:

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053125-FIKDX

Kempner Multi-Cap Deep Value Fund

Investor Class (FAKDX)

Annual Shareholder Report - May 31, 2025

Fund Overview

This annual shareholder report contains important information about Kempner Multi-Cap Deep Value Fund (the "Fund") for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund under Mutual Fund Documents at https://kempnercapital.com/. You can also request this information by contacting us at (800) 665-9778.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$120	1.19%

How did the Fund perform during the reporting period?

   Some of what benefited the Fund during the last reporting period reversed and led to underperformance against the applicable benchmarks.

   Interest rates held steady and led to middling returns in the Fund’s bank holdings while insurance positions generally held up and did well. Energy-related stocks performed poorly as the price of oil declined over the reporting period. Positions tied to electric vehicle production, specifically Teradyne, Inc. and Sensata Technologies Holding plc, underperformed as government tax credits were at risk of ending.

   Oddly enough, the Fund’s two largest holdings (Taiwan Semiconductor Manufacturing Company and Micron Technology, Inc.)  largely cancelled each other out as one contributed the most to the Fund's positive attribution while the other contributed the most to the Fund’s negative attribution. Even more rare is that both positions are in the Semiconductor sector.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$30,000
$20,000
$10,000
$0
May-2015
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025
Kempner Multi-Cap Deep Value Fund - Investor Class - $19,116
MSCI World Index - $25,780
S&P 500® Value Index - $25,456

	Kempner Multi-Cap Deep Value Fund - Investor Class	MSCI World Index	S&P 500® Value Index
May-2015	$10,000	$10,000	$10,000
May-2016	$9,070	$9,604	$10,045
May-2017	$10,422	$11,181	$11,523
May-2018	$11,838	$12,474	$12,553
May-2019	$11,098	$12,438	$12,700
May-2020	$10,459	$13,283	$13,236
May-2021	$16,220	$18,680	$18,509
May-2022	$15,768	$17,780	$18,965
May-2023	$14,157	$18,148	$19,539
May-2024	$18,724	$22,671	$24,234
May-2025	$19,116	$25,780	$25,456

Average Annual Total Returns

	1 Year	5 Years	10 Years
Kempner Multi-Cap Deep Value Fund - Investor Class	2.09%	12.82%	6.69%
MSCI World Index	13.72%	14.18%	9.93%
S&P 500® Value Index	5.04%	13.97%	9.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$89,966,318
  Number of Portfolio Holdings38
  Advisory Fee $550,032
  Portfolio Turnover44%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.1%
Money Market Funds	14.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Utilities	1.0%
Consumer Staples	2.6%
Real Estate	3.8%
Industrials	4.1%
Materials	5.9%
Communications	6.3%
Energy	11.4%
Health Care	12.4%
Money Market Funds	14.9%
Technology	17.9%
Financials	19.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	6.0%
Micron Technology, Inc.	4.6%
Walt Disney Company (The)	3.6%
Bank of America Corporation	3.4%
Citigroup, Inc.	3.1%
Global Payments, Inc.	3.0%
Shell plc - ADR	2.9%
Sensata Technologies Holding plc	2.8%
Lincoln National Corporation	2.8%
Exxon Mobil Corporation	2.8%

Material Fund Changes

No material changes occurred during the year ended May 31, 2025.

Kempner Multi-Cap Deep Value Fund - Investor Class (FAKDX)

Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available under Mutual Fund Documents on the Fund's website (https://kempnercapital.com/), including its:

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053125-FAKDX

Wavelength Fund

(WAVLX)

Annual Shareholder Report - May 31, 2025

Fund Overview

The Wavelength Fund seeks to generate attractive total returns in fixed income markets using a systematic, factor-based approach that applies to quantitative tools to process fundamental market and economic information.

This annual shareholder report contains important information about Wavelength Fund (the "Fund") for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.wavelengthfunds.com/fund-resources. You can also request this information by contacting us at (866) 896-9292. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wavelength Fund	$103	0.99%

How did the Fund perform during the reporting period?

During the fiscal year ended May 31, 2025, the Fund generated strong positive results and outperformed the Bloomberg U.S. Aggregate Bond Index. The Fund effectively managed an uptick in volatility driven by changing policy conditions and geopolitical tensions, producing profits across fixed income markets, including government, inflation-linked, corporate, and emerging market exposures, through a period of instability. The Fund's use of its current investment strategies did not cause performance to materially deviate from the manager's expectations given the uncertainty of the markets and the underlying factors driving them over the period.

How has the Fund performed over the last ten years?

Over the last ten years, the Fund has generated positive results and outperformed the Bloomberg U.S. Aggregate Bond Index. While volatility has increased in markets over the period, the Fund has targeted a similar level of volatility as the Bloomberg U.S. Aggregate Bond Index and generated a differentiated return for investors over the economic cycle.

Total Return Based on $10,000 Investment

Wavelength Fund
Bloomberg U.S. Aggregate Bond Index
S&P/BGCantor 0-3 Month U.S. Treasury Bill Index
$14k
$13k
$12k
$11k
$10k
$9k
$13,263
$12,114
$11,596
May-2015
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025

	Wavelength Fund	Bloomberg U.S. Aggregate Bond Index	S&P/BGCantor 0-3 Month U.S. Treasury Bill Index
May-2015	$10,000	$10,000	$10,000
May-2016	$9,663	$10,299	$10,011
May-2017	$10,323	$10,462	$10,050
May-2018	$10,525	$10,423	$10,172
May-2019	$11,123	$11,090	$10,399
May-2020	$11,781	$12,134	$10,573
May-2021	$12,769	$12,085	$10,583
May-2022	$11,936	$11,091	$10,597
May-2023	$11,683	$10,854	$10,950
May-2024	$12,378	$10,995	$11,556
May-2025	$13,263	$11,596	$12,114

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Wavelength Fund	7.15%	2.40%	2.86%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
S&P/BGCantor 0-3 Month U.S. Treasury Bill Index	4.83%	2.76%	1.94%

Fund Statistics

  Net Assets$70,313,166
  Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$439,185
  Portfolio Turnover72%

Past performance does not guarantee future results. Call (866) 896-9292 or visit https://www.wavelengthfunds.com/fund-resources for current month-end performance.

Asset Weighting (% of total investments exposure)

Value	Value
Collateral for Securities Loaned	16.6%
Commodities Futures	1.4%
Exchange-Traded Funds	50.0%
Index Futures	5.0%
Money Market Funds	4.1%
Treasury Futures	22.9%

What did the Fund invest in?

The Fund invested in a wide range of markets using predominantly exchange-traded funds and futures instruments.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Mortgage-Backed Securities ETF	12.5%
Invesco Senior Loan ETF	10.8%
SPDR Bloomberg Short Term High Yield Bond ETF	10.1%
Vanguard Short-Term Inflation-Protected Securities ETF	9.4%
iShares Broad USD High Yield Corporate Bond ETF	7.5%
VanEck J.P. Morgan EM Local Currency Bond ETF	6.8%
iShares TIPS Bond ETF	6.3%
VanEck Emerging Markets High Yield Bond ETF	5.4%
iShares National Muni Bond ETF	4.6%
SPDR Bloomberg Convertible Securities ETF	3.9%

Material Fund Changes

Effective July 31, 2025, the Fund changed its distribution frequency from quarterly to monthly and reduced the minimum initial investment from $10,000 for regular accounts to $2,500 for regular accounts.

Change In Or Disagreement With Accountants

During the year ended May 31, 2025, there were no changes in or disagreements with accountants.

Householding

If you wish to receive a copy of this document at a new address, contact (866) 896-9292.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.wavelengthfunds.com/fund-resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Available at the following firms:

Wavelength Fund (WAVLX)

Annual Shareholder Report - May 31, 2025

TSR-AR 053125-WAVLX

(b)	Not applicable.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 13(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Janine L. Cohen. Ms. Cohen is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $60,750 and $58,000 with respect to the registrant’s fiscal years ended May 31, 2025 and 2024, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $12,400 and $12,400 with respect to the registrant’s fiscal years ended May 31, 2025 and 2024, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	During the fiscal years ended May 31, 2025 and 2024, aggregate non-audit fees of $12,400 and $12,400, respectively, were billed by the registrant’s accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable

(j)	Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Institutional Class (ADLVX)

ANNUAL FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION
May 31, 2025

Managed by
Adler Asset Management, LLC

For information or assistance in opening an account,
please call toll-free 1-800-408-4682.

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2025
COMMON STOCKS — 84.3%	Shares	Value
Communications — 1.1%
Cable & Satellite — 1.1%
Altice USA, Inc. - Class A (a)	9,000	$20,790
Comcast Corporation - Class A	600	20,742
		41,532
Consumer Discretionary — 9.7%
E-Commerce Discretionary — 9.7%
Alibaba Group Holding Ltd. - ADR	1,500	170,760
Coupang, Inc. (a)	7,500	210,375
		381,135
Consumer Staples — 3.7%
Retail - Consumer Staples — 3.7%
Walgreens Boots Alliance, Inc.	13,000	146,250

Energy — 2.5%
Oil & Gas Services & Equipment — 2.5%
Schlumberger Ltd.	2,900	95,845

Financials — 40.8%
Banking — 6.6%
Citigroup, Inc.	3,200	241,024
Citizens Financial Group, Inc.	500	20,175
		261,199
Broker-Dealers — 9.6%
Charles Schwab Corporation (The)	2,700	238,518
XP, Inc. - Class A	7,115	137,746
		376,264
Insurance — 24.6%
Aflac, Inc.	2,500	258,850
Equitable Holdings, Inc.	4,800	253,776
Jackson Financial, Inc. - Class A	5,500	450,505
		963,131
Health Care — 14.9%
Biotech & Pharma — 6.5%
Bayer AG - ADR	5,250	37,117
Novo Nordisk A/S - ADR	1,500	107,250
Viatris, Inc.	12,435	109,304
		253,671
Health Care Facilities & Services — 3.2%
Cigna Group (The)	400	126,656

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 84.3% (Continued)	Shares	Value
Health Care — 14.9% (Continued)
Medical Equipment & Devices — 5.2%
Becton, Dickinson and Company	600	$103,554
Medtronic plc	1,200	99,576
		203,130
Materials — 4.7%
Containers & Packaging — 4.7%
Amcor plc	10,550	96,111
O-I Glass, Inc. (a)	6,700	87,837
		183,948
Technology — 2.6%
Software — 0.3%
Salesforce, Inc.	40	10,615

Technology & Electronics — 2.3%
Corning, Inc.	1,800	89,262

Utilities — 4.3%
Electric Utilities — 4.3%
PG&E Corporation	10,000	168,800

Total Common Stocks (Cost $2,466,724)		$3,301,438

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
PURCHASED OPTION			Notional
CONTRACTS — 1.4%	Strike Price	Contracts*	Value	Value
Call Option Contracts — 1.4%
Amcor plc, 12/19/25	$9.00	30	$27,330	$2,550
Amcor plc, 12/19/25	10.00	26	23,686	1,170
Citigroup, Inc., 09/19/25	65.00	15	112,980	18,495
Comcast Corporation - Class A, 09/19/25	35.00	10	34,570	1,910
Magnera Corporation, 09/19/25	17.50	5	6,010	250
Novo Nordisk A/S, 09/19/25	70.00	10	71,500	8,470
PG&E Corporation, 09/19/25	17.00	10	16,880	1,110
PG&E Corporation, 09/19/25	20.00	30	50,640	810
PG&E Corporation, 01/26/26	17.00	25	42,200	4,400
Schlumberger Ltd., 08/15/25	40.00	15	49,575	450
Schlumberger Ltd., 09/19/25	40.00	5	16,525	245
Schlumberger Ltd., 01/16/26	35.00	5	16,525	1,517
Viatris, Inc., 01/15/27	10.00	3	2,637	396
XP, Inc. - Class A, 01/16/26	15.00	25	48,400	13,250
Total Purchased Option Contracts (Cost $49,379)			$519,458	$55,023

MONEY MARKET FUNDS — 14.1%	Shares	Value
Federated Hermes Treasury Obligations Fund - Service Shares, 3.96% (b)(c) (Cost $553,929)	553,929	$553,929

Investments at Value — 99.8% (Cost $3,070,032)		$3,910,390

Other Assets in Excess of Liabilities — 0.2%		8,533

Net Assets — 100.0%		$3,918,923

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of May 31, 2025.

(c)	A portion of this security is held as collateral in a segregated account. The total value of the securities held as collateral as of May 31, 2025 was $100,145.

*	Each option contract has a multiplier of 100 shares.

A/S - Aktieselskab

ADR - American Depositary Receipt

AG - Aktiengesellschaft

plc - Public Limited Company

See accompanying notes to financial statements.

ADLER VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2025
ASSETS
Investments in securities:
At cost	$3,070,032
At value (Note 2)	$3,910,390
Receivable from Adviser (Note 4)	14,910
Dividends receivable	6,622
Tax reclaims receivable	172
Other assets	4,233
Total assets	3,936,327

LIABILITIES
Payable to administrator (Note 4)	8,122
Other accrued expenses	9,282
Total liabilities	17,404

CONTINGENCIES AND COMMITMENTS (Note 7)	—
NET ASSETS	$3,918,923

NET ASSETS CONSIST OF:
Paid-in capital	$3,123,267
Distributable earnings	795,656
NET ASSETS	$3,918,923

PRICING OF INSTITUTIONAL SHARES (Note 2)
Net assets applicable to Institutional Shares	$3,918,923
Shares of Institutional Shares outstanding (no par value, unlimited number of shares authorized)	139,845
Net asset value, offering and redemption price per share (Note 2)	$28.02

See accompanying notes to financial statements.

ADLER VALUE FUND
STATEMENT OF OPERATIONS
For the Year Ended May 31, 2025
INVESTMENT INCOME
Dividends	$98,561
Foreign withholding tax on dividends (net reclaims received)	(1,562)
Total investment income	96,999

EXPENSES
Administration fees (Note 4)	40,381
Management fees (Note 4)	38,591
Fund accounting fees (Note 4)	34,144
Legal fees	25,763
Trustees’ fees and expenses (Note 4)	21,352
Audit and tax services fees	17,633
Transfer agent fees (Note 4)	13,505
Compliance fees (Note 4)	12,000
Registration and filing fees	11,977
Custodian and bank service fees	9,425
Shareholder reporting expenses	7,238
Postage and supplies	3,142
Insurance expense	2,867
Other expenses	9,737
Total expenses	247,755
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(199,516)
Net expenses	48,239

NET INVESTMENT INCOME	48,760

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on investments transactions	229,049
Net change in unrealized appreciation (depreciation) on investments	6,951
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	236,000

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$284,760

See accompanying notes to financial statements.

ADLER VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended	Year Ended
	May 31,	May 31,
	2025	2024
FROM OPERATIONS
Net investment income	$48,760	$64,731
Net realized gains from investment transactions	229,049	58,610
Net change in unrealized appreciation (depreciation) on investments	6,951	574,917
Net increase in net assets resulting from operations	284,760	698,258

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)
Institutional Shares	(54,003)	(48,830)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	32,550	27,850
Net asset value of shares issued in reinvestment of distributions to shareholders	48,630	44,722
Payments for shares redeemed	(100,645)	(665,352)
Net decrease in Institutional Shares net assets from capital share transactions	(19,465)	(592,780)

TOTAL INCREASE IN NET ASSETS	211,292	56,648

NET ASSETS
Beginning of year	3,707,631	3,650,983
End of year	$3,918,923	$3,707,631

CAPITAL SHARES ACTIVITY
Institutional Shares
Shares sold	1,161	1,159
Shares reinvested	1,772	1,784
Shares redeemed	(3,609)	(26,021)
Net decrease in shares outstanding	(676)	(23,078)
Shares outstanding, beginning of year	140,521	163,599
Shares outstanding, end of year	139,845	140,521

See accompanying notes to financial statements.

ADLER VALUE FUND
INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	May 31,	May 31,	May 31,	May 31,		May 31,
	2025	2024	2023	2022		2021
Net asset value at beginning of year	$26.38	$22.32	$27.70	$30.50		$19.82
Income (loss) from investment operations:
Net investment income (a)	0.35	0.40	0.31	0.95	(b)	0.07
Net realized and unrealized gains (losses) on investments	1.68	3.96	(4.03)	(1.35)		10.92
Total from investment operations	2.03	4.36	(3.72)	(0.40)		10.99
Less distributions from:
Net investment income	(0.39)	(0.30)	—	(2.30)		(0.31)
Net realized gains	—	—	(1.66)	(0.10)		—
Total distributions	(0.39)	(0.30)	(1.66)	(2.40)		(0.31)
Net asset value at end of year	$28.02	$26.38	$22.32	$27.70		$30.50
Total return (c)	7.72%	19.59%	(13.84%)	(1.64%)		55.78%
Net assets at end of year (000’s)	$3,919	$3,708	$3,651	$4,202		$3,795
Ratios/supplementary data:
Ratio of total expenses to average net assets	6.41%	6.15%	5.88%	5.65%		8.42%
Ratio of net expenses to average net assets (d)	1.25%	1.25%	1.25%	1.25%		1.25%
Ratio of net investment income to average net assets (d)	1.26%	1.66%	1.25%	3.23	% (b)	0.27%
Portfolio turnover rate	22%	31%	23%	45%		0	% (e)

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(b)	During the year ended May 31, 2022, the Fund received a large special dividend distribution from Meredith Corporation. Had the Fund not received this special dividend distribution, the net investment income per share and ratio of net investment income to average net assets would have been $0.82 and 2.79% lower, respectively.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced fees and reimbursed expenses (Note 4).

(d)	Ratio was determined after management fee reductions and expense reimbursements (Note 4).

(e)	Percentage rounds to less than 1%.

See accompanying notes to financial statements.

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025

1. Organization

Adler Value Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek to achieve long-term growth of capital.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads or distribution fees and subject to a $2,500 initial investment for all accounts, except for an IRA for which the minimum initial investment is $1,000).

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Adler Asset Management, LLC (the “Adviser”). The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund generally values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Option contracts are valued at the closing price on the exchanges on which they are primarily traded; if no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. Investments representing shares of money market funds and other open-end investment companies not traded on an exchange are valued at their net asset value (“NAV”) as reported

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see next page). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks	$3,301,438	$—	$—	$3,301,438
Purchased Option Contracts	17,231	37,792	—	55,023
Money Market Funds	553,929	—	—	553,929
Total	$3,872,598	$37,792	$—	$3,910,390

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended May 31, 2025.

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income and realized capital gains, if any, are declared and paid annually to shareholders. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date.

For the years ended May 31, 2025 and 2024, the tax character of distributions paid to shareholders was as follows:

Years	Ordinary	Long-Term	Total
Ended	Income	Capital Gains	Distributions
5/31/2025	$54,003	$—	$54,003
5/31/2024	$48,830	$—	$48,830

Purchased option contracts – The Fund may use option contracts in any manner consistent with its investment objectives and as long as its use is consistent with relevant provisions of the Investment Company Act of 1940 (the “1940 Act”), as amended. The Fund may use options for speculative purposes as well as for the purpose of seeking to reduce the overall investment risk that would otherwise be associated with the securities in which the Fund invests. When the Fund purchases a call or put option, an amount equal to the total premium (the premium plus the commission) paid by the Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options which expire are treated as realized losses. Premiums paid in the purchase of call options which are exercised increase the cost of the security purchased. Premiums paid in the purchase of put options which are exercised decrease the proceeds used to calculate the realized capital gain or loss on the sale of the security.

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year amounts equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2025:

Tax cost of investments	$3,072,921
Gross unrealized appreciation	$1,150,449
Gross unrealized depreciation	(312,980)
Net unrealized appreciation	837,469
Undistributed ordinary income	39,856
Accumulated capital and other losses	(81,669)
Distributable earnings	$795,656

The difference between the federal income tax cost of investments and the financial statement cost of investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As of May 31, 2025, the Fund had short-term capital loss carryforwards (“CLCFs”) of $81,669 for federal income tax purposes. These CLCFs, which do not expire, may be utilized in future years to offset net realized capital gains, if any.

During the year ended May 31, 2025, the Fund utilized $231,935 of CLCFs.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax periods (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. federal.

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statement of Operations. During the year ended May 31, 2025, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the year ended May 31, 2025, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $751,279 and $1,124,648, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 1.00% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has agreed, until December 1, 2026, to reduce its management fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividends expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.25% of the Fund’s average daily net assets of the Institutional Class shares. Accordingly, during the year ended May 31, 2025, the Adviser did not collect any of its management fees in the amount of $38,591 and reimbursed other operating expenses totaling $160,925.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s total annual operating expenses to exceed the lesser of: (i) the expense limitation then in effect, if any, and (ii)  the expense limitation in effect at the time the expenses to be repaid were incurred. As of May 31, 2025, the Adviser may seek recoupment of management fee reductions and expense reimbursements no later than the dates as stated below:

May 31, 2026	$180,714
May 31, 2027	190,955
May 31, 2028	199,516
Total	$571,185

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of May 31, 2025, the following shareholder owned of record 25% or more of the outstanding shares of the Fund:

NAME OF RECORD OWNER	% Ownership
David R. Adler	74%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

5. Derivative Transactions

The location on the Statement of Assets and Liabilities of the derivative positions of the Fund are as follows:

Average
			Fair Value		Monthly
Notional Value
During the
Type of			Asset	Liability	Year Ended
Derivative	Risk	Location	Derivatives	Derivatives	May 31, 2025*
Equity call options purchased	Equity	Investments in securities at value	$55,023	$—	$291,899

*	The average monthly notional value generally represents the Fund’s derivative activity throughout the year.

Realized and unrealized gains and losses associated with transactions in derivative instruments for the Fund during the year ended May 31, 2025 are recorded in the following locations on the Statement of Operations:

					Change in
					Unrealized
Type of			Realized		Appreciation
Derivative	Risk	Location	Losses	Location	(Depreciation)
Equity call options purchased	Equity	Net realized gains on investment transactions	$(34,547)	Net change in unrealized appreciation (depreciation) on investments	$(25,239)

6. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of May 31, 2025, the Fund had 40.8% of the value of its net assets invested in stocks within the Financials sector.

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations, warranties, and general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

ADLER VALUE FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of Adler Value Fund and

Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Adler Value Fund (the “Fund”), a series of Ultimus Managers Trust, as of May 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended May 31, 2022, and prior, were audited by another auditor whose report dated July 20, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian and broker. Our

ADLER VALUE FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM (Continued)

audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

July 29, 2025

ADLER VALUE FUND
ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Renumeration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the Adler Value Fund’s (the “Fund”) Investment Advisory Agreement with Adler Asset Management, LLC (the “Adviser” or “Adler”) for an additional one-year term (the “Advisory Agreement”). The Board approved the continuance of the Advisory Agreement at a meeting held on January 27-28, 2025, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, the Adviser provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Advisory Agreement with respect to the Fund. In approving the continuance of the Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the Fund; (3) the costs of the services provided and profits realized by the Adviser from the Adviser’s relationship with the Fund; (4) the financial condition of the Adviser; (5) the fall out benefits derived by the Adviser and its affiliates (if any) from its relationship with the Fund and (6) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The Independent Trustees’ evaluation of the quality of the Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of Adler, including Mr. Adler’s professional experience and qualifications. In evaluating the quality of services provided by Adler, the Board took into account its familiarity with Mr. Adler’s management through Board meetings, discussions and reports during the preceding year. The Board also took into account Adler’s compliance policies and procedures based on discussion with Mr. Adler and the CCO.

ADLER VALUE FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)

The quality of administrative and other services, including Mr. Adler’s role in coordinating the activities of the Fund’s other service providers, was also considered. The Board noted that Adler did not have any affiliated relationships. The Board discussed the nature and extent of the services provided by Adler including, without limitation, Adler’s provision of a continuous investment program for the Fund. The Board considered the qualifications and experience of Mr. Adler, who is responsible for the day-to day management of the Fund’s portfolio. The Board also considered Mr. Adler’s succession planning for the Fund. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by Adler under the Advisory Agreement.

Advisory Fees and Expenses and Comparative Accounts

The Board compared the advisory fee and total expense ratio for the Fund with various comparative data. In particular, the Board compared the Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge Financial Solutions, Inc. (“Broadridge”). The Board noted that the Fund was Adler’s sole client. In reviewing the comparison in fees and expense ratios between the Fund and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of the Fund relative to the comparable funds, and the nature of the investment strategies. The Board also considered Adler’s commitment to limit the Fund’s expenses under the expense limitation agreement until at least December 1, 2026. The Board noted that the 1.00% advisory fee for the Fund was higher than the median and average for the other funds in its Broadridge custom peer group. The Board further noted that the overall net expense ratio for the Fund of 1.25% was higher than the median and average expense ratio for the other funds in the Fund’s custom peer group. The Board took into consideration Mr. Adler’s statement that the size of the Fund, its no-load sales offering and unique aspects of its investment strategy differentiated the Fund’s fees and expenses from those of its peers.

Fund Performance

The Board also considered, among other data, the Fund’s performance results during certain periods ended October 31, 2024, and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board noted that the Fund had underperformed the peer group median for the three- and five-year periods ended October 31, 2024, but had outperformed the peer group median for the one-year period. The Board noted Adler’s response in the 15(c) request for information and at the Meeting that the Fund should be distinguished from the peer group funds because Broadridge characterized the Fund as a mid-cap value fund, with which Adler generally agreed. Adler noted the Broadridge peer group was not comprised of funds with holdings predominantly in mid-cap value stocks. The Board also took into account the impact of current market conditions on Fund performance, noting the underperformance of the overall market for value stocks.

ADLER VALUE FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)

Economies of Scale

The Board also considered the effect of the Fund’s growth and size on its performance and expenses. The Board noted that Adler limited fees and/or reimbursed expenses for the Fund in order to reduce the Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increased. The Board noted that the advisory fee schedule for the Fund currently did not have breakpoints, and considered Mr. Adler’s statement that adding breakpoints was not appropriate at this time. The Board noted that if the Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and profitability of Adler and the direct and indirect benefits derived by Adler from the Fund. The information considered by the Board included operating profit margin information for Adler’s business as a whole. The Board considered Adler’s commitment to contractually limit the Fund’s net operating expenses. The Board reviewed the profitability of Adler’s relationship with the Fund both before and after-tax expenses, noting that Mr. Adler’s relationship with the Fund was not profitable at this time. The Board considered whether Adler has the financial wherewithal to continue to provide services to the Fund, noting its ongoing commitment to provide support and resources to the Fund as needed.

Fall-Out Benefits

The Board also noted its belief that Adler may derive benefits to its reputation and other benefits from its association with the Fund. The Board recognized that Adler should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as investment adviser. Based upon its review, the Board concluded that Adler’s level of profitability, if any, from its relationship with the Fund was reasonable and not excessive.

In considering the renewal of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) Adler demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) Adler maintains an appropriate compliance program; (c) the overall performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) the Fund’s advisory fees are reasonable in light of the services received by the Fund from Adler and the other factors considered. Based on their conclusions, the Trustees determined with respect to the Fund that continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

ADLER VALUE FUND
FEDERAL TAX INFORMATION (Unaudited)

Qualified Dividend Income – The Fund designates 92.96%, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal period ended May 31, 2025, 94.31% of ordinary income dividends qualifies for the corporate dividends received deduction.

EVOLUTIONARY TREE INNOVATORS FUND

I Class Shares (INVNX)
A Class Shares (INVTX)

Annual Financial Statements
and Additional Information
May 31, 2025

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS
May 31, 2025
COMMON STOCKS — 95.3%	Shares	Value
Communications — 13.1%
Digital Media — 4.3%
Meta Platforms, Inc. - Class A	1,620	$1,048,934

Entertainment — 8.8%
Netflix, Inc. (a)	1,035	1,249,483
Roblox Corporation - Class A (a)	10,275	893,719
		2,143,202
Consumer Discretionary — 17.9%
E-Commerce — 17.0%
Amazon.com, Inc. (a)	10,425	2,137,229
MercadoLibre, Inc. (a)	465	1,191,930
Shopify, Inc. - Class A (a)	7,395	792,892
		4,122,051
Restaurants — 0.9%
Sweetgreen, Inc. - Class A (a)	17,025	228,476

Financials — 4.5%
Financial Services — 4.5%
Affirm Holdings, Inc. - Class A (a)	10,305	534,830
Visa, Inc. - Class A	1,518	554,358
		1,089,188
Health Care — 13.3%
Biotechnology — 3.7%
argenx SE - ADR (a)	891	510,775
Krystal Biotech, Inc. (a)	3,090	389,216
		899,991
Medical Technology — 6.5%
Intuitive Surgical, Inc. (a)	829	457,890
PROCEPT BioRobotics Corporation (a)	19,051	1,104,958
		1,562,848
Pharmaceuticals — 3.1%
Ascendis Pharma A/S - ADR (a)	4,653	757,695

1

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.3% (Continued)	Shares	Value
Industrials — 9.8%
Defense IT & Services — 5.6%
Axon Enterprise, Inc. (a)	817	$613,044
CACI International, Inc. - Class A (a)	1,755	751,140
		1,364,184
Mobility & Delivery Services — 4.2%
Uber Technologies, Inc. (a)	12,008	1,010,593

Technology — 36.7%
Application Software — 17.4%
HubSpot, Inc. (a)	641	378,126
Monday.com Ltd. (a)	2,875	855,284
ServiceNow, Inc. (a)	1,482	1,498,435
Synopsys, Inc. (a)	2,215	1,027,716
Workday, Inc. - Class A (a)	1,895	469,410
		4,228,971
Financial Services Technology — 2.6%
Clearwater Analytics Holdings, Inc. - Class A (a)	27,325	631,208

Infrastructure Software — 9.2%
Microsoft Corporation	4,815	2,216,633

IT Security — 7.5%
CyberArk Software Ltd. (a)	3,420	1,309,108
Zscaler, Inc. (a)	1,860	512,802
		1,821,910

Total Common Stocks (Cost $14,851,392)		$23,125,884

2

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 4.8%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.23% (b) (Cost $1,157,817)	1,157,817	$1,157,817

Investments at Value — 100.1% (Cost $16,009,209)		$24,283,701

Liabilities in Excess of Other Assets — (0.1%)		(16,738)

Net Assets — 100.0%		$24,266,963

A/S - Aktieselskab

ADR - American Depositary Receipt

SE - Societe Europaea

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of May 31, 2025.

See accompanying notes to financial statements.

3

EVOLUTIONARY TREE INNOVATORS FUND
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2025
ASSETS
Investments in securities:
At cost	$16,009,209
At value (Note 2)	$24,283,701
Receivable for capital shares sold	1,562
Dividends receivable	10,065
Other assets	21,571
Total assets	24,316,899

LIABILITIES
Payable for capital shares redeemed	15,920
Payable to Adviser (Note 4)	10,753
Payable to administrator (Note 4)	10,441
Accrued distribution fees (Note 4)	1,298
Accrued borrowing costs (Note 5)	1,125
Other accrued expenses	10,399
Total liabilities	49,936
CONTINGENCIES AND COMMITMENTS (NOTE 6)	—
NET ASSETS	$24,266,963

NET ASSETS CONSIST OF:
Paid-in capital	$25,671,199
Accumulated deficit	(1,404,236)
NET ASSETS	$24,266,963

NET ASSET VALUE PER SHARE:
I CLASS SHARES
Net assets applicable to I Class Shares	$21,426,918
I Class Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	985,580
Net asset value, offering price and redemption price per share (Note 2)	$21.74

A CLASS SHARES
Net assets applicable to A Class Shares	$2,840,045
A Class Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	131,733
Net asset value and redemption price per share (Note 2)	$21.56
Maximum sales charge	5.75%
Maximum offering price per share (Note 2)	$22.88

See accompanying notes to financial statements.

4

EVOLUTIONARY TREE INNOVATORS FUND
STATEMENT OF OPERATIONS
For the Year Ended May 31, 2025
INVESTMENT INCOME
Dividends	$68,389
Foreign withholding tax on dividends	(168)
Total investment income	68,221

EXPENSES
Management fees (Note 4)	244,209
Registration and filing fees - I Class Shares	27,250
Registration and filing fees - A Class Shares	19,352
Fund accounting fees (Note 4)	44,113
Administration fees (Note 4)	41,751
Transfer agent fees - I Class Shares (Note 4)	18,248
Transfer agent fees - A Class Shares (Note 4)	13,685
Legal fees	25,763
Trustees’ fees and expenses (Note 4)	21,352
Audit and tax services fees	17,632
Compliance fees (Note 4)	12,000
Shareholder reporting expenses	9,794
Distribution fees - A Class Shares (Note 4)	7,946
Custodian and bank service fees	7,349
Postage and supplies	6,283
Networking fees	6,040
Insurance expense	3,032
Borrowing expense (Note 5)	1,125
Other expenses	15,011
Total expenses	541,935
Less fee reductions by the Adviser (Note 4)	(236,760)
Net expenses	305,175

NET INVESTMENT LOSS	(236,954)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on investment transactions	4,504,937
Net change in unrealized appreciation (depreciation) on investments	2,156,692
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	6,661,629

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,424,675

See accompanying notes to financial statements.

5

EVOLUTIONARY TREE INNOVATORS FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended	Year Ended
	May 31,	May 31,
	2025	2024
FROM OPERATIONS
Net investment loss	$(236,954)	$(199,045)
Net realized gains from investment transactions	4,504,937	1,202,460
Net change in unrealized appreciation (depreciation) on investments	2,156,692	3,253,314
Net increase in net assets resulting from operations	6,424,675	4,256,729

CAPITAL SHARE TRANSACTIONS
I Class Shares
Proceeds from shares sold	2,294,360	3,943,038
Payments for shares redeemed	(11,277,957)	(2,535,088)
Net increase (decrease) in I Class Shares net assets from capital share transactions	(8,983,597)	1,407,950

A Class Shares
Proceeds from shares sold	923,094	1,989,757
Payments for shares redeemed	(1,958,013)	(2,484,178)
Net decrease in A Class Shares net assets from capital share transactions	(1,034,919)	(494,421)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,593,841)	5,170,258

NET ASSETS
Beginning of year	27,860,804	22,690,546
End of year	$24,266,963	$27,860,804

CAPITAL SHARES ACTIVITY
I Class Shares
Shares sold	111,874	233,005
Shares redeemed	(533,069)	(154,972)
Net increase (decrease) in shares outstanding	(421,195)	78,033
Shares outstanding, beginning of year	1,406,775	1,328,742
Shares outstanding, end of year	985,580	1,406,775

A Class Shares
Shares sold	47,086	125,702
Shares redeemed	(94,193)	(148,388)
Net decrease in shares outstanding	(47,107)	(22,686)
Shares outstanding, beginning of year	178,840	201,526
Shares outstanding, end of year	131,733	178,840

See accompanying notes to financial statements.

6

EVOLUTIONARY TREE INNOVATORS FUND
I CLASS SHARES
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended		Year Ended	Year Ended	Year Ended		Period Ended
	May 31,		May 31,	May 31,	May 31,		May 31,
	2025		2024	2023	2022		2021 (a)
Net asset value at beginning of period	$17.58		$14.83	$13.32	$25.46		$20.00
Income (loss) from investment operations:
Net investment loss (b)	(0.15)		(0.12)	(0.09)	(0.24)		(0.18)
Net realized and unrealized gains (losses) on investments	4.31		2.87	1.60	(11.18)		5.64
Total from investment operations	4.16		2.75	1.51	(11.42)		5.46
Less distributions from:
Net realized gains	—		—	—	(0.72)		—
Net asset value at end of period	$21.74		$17.58	$14.83	$13.32		$25.46
Total return (c)	23.66%		18.54%	11.34%	(46.09%)		27.30	% (d)
Net assets at end of period (000’s)	$21,427		$24,735	$19,711	$11,472		$27,923
Ratios/supplementary data:
Ratio of total expenses to average net assets	1.66%		1.77%	2.08%	1.59%		1.65	% (e)
Ratio of net expenses to average net assets (f)	0.97	% (g)	0.97%	0.97%	1.00	% (g)	0.97	% (e)
Ratio of net investment loss to average net assets (f)	(0.75%)		(0.73%)	(0.66%)	(0.99%)		(0.97	%) (e)
Portfolio turnover rate	38%		57%	84%	169%		33	% (d)

(a)	Represents the period from the commencement of operations (September 9, 2020) through May 31, 2021.

(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced fees and/ or reimbursed expenses (Note 4).

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

(g)	Includes 0.00% (h) and 0.03% of borrowing costs for fiscal years ended May 31, 2025 and May 31, 2022, respectively (Note 5).

(h)	Rounds to less than 0.01%.

See accompanying notes to financial statements.

7

EVOLUTIONARY TREE INNOVATORS FUND
A CLASS SHARES
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended		Year Ended	Year Ended	Period Ended
	May 31,		May 31,	May 31,	May 31,
	2025		2024	2023	2022 (a)
Net asset value at beginning of period	$17.48		$14.78	$13.31	$18.27
Income (loss) from investment operations:
Net investment loss (b)	(0.20)		(0.16)	(0.12)	(0.05)
Net realized and unrealized gains (losses) on investments	4.28		2.86	1.59	(4.91)
Total from investment operations	4.08		2.70	1.47	(4.96)
Net asset value at end of period	$21.56		$17.48	$14.78	$13.31
Total return (c)	23.34%		18.27%	11.04%	(27.15	%) (d)
Net assets at end of period (000’s)	$2,840		$3,126	$2,979	$1
Ratios/supplementary data:
Ratio of total expenses to average net assets	2.78%		2.74%	4.18%	3706.34	% (e)
Ratio of net expenses to average net assets (f)	1.22	% (h)	1.22%	1.22%	1.22	% (e)
Ratio of net investment loss to average net assets (f)	(1.00%)		(0.97%)	(0.87%)	(1.21	%) (e)
Portfolio turnover rate	38%		57%	84%	169	% (g)

(a)	Represents the period from the commencement of operations (February 28, 2022) through May 31, 2022.

(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced fees and/ or reimbursed expenses (Note 4)

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

(g)	Portfolio turnover rate for the period ended May 31, 2022 is calculated at the Fund level.

(h)	Includes 0.00% (i) of borrowing costs (Note 5).

(i)	Rounds to less than 0.01%.

See accompanying notes to financial statements.

8

EVOLUTIONARY TREE INNOVATORS FUND
NOTES TO FINANCIAL STATEMENTS May 31, 2025

1. Organization

Evolutionary Tree Innovators Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”). The Trust is an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek to achieve long-term growth of capital.

The Fund currently offers two classes of shares: I Class Shares (sold without any sales loads and distribution and/or service fees and requiring a $50,000 initial investment) and A Class Shares (sold subject to an initial maximum front-end sales load of 5.75% and a distribution (12b-1) fee of up to 0.25% of the average daily net assets attributable to A Class Shares, requiring a $ 1,000 initial investment and for purchases of $1,000,000 or more, a front end sales load is not charged but a 1% contingent deferred sales charge (“CDSC”) may be charged if redeemed during the first 18 months) (each a “Class”). Each share class represents an ownership interest in the same investment portfolio.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Evolutionary Tree Capital Management, LLC (the “Adviser”), the Fund’s investment adviser. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under FASB Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values

9

EVOLUTIONARY TREE INNOVATORS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than exchange-traded funds, if any, but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of May 31, 2025, by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$23,125,884	$—	$—	$23,125,884
Money Market Funds	1,157,817	—	—	1,157,817
Total	$24,283,701	$—	$—	$24,283,701

10

EVOLUTIONARY TREE INNOVATORS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended May 31, 2025.

Share valuation – The NAV per share of each class of shares of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of I Class Shares is equal to the NAV per share. The maximum offering price per share of A Class Shares of the Fund is equal to the NAV per shares plus a sales load equal to 5.75% as a percentage of offering price. A Class Shares purchases of $1,000,000 or more, a front end sales load is not charged, but a CDSC of 1% may be charged if shares are redeemed during the first 18 months of purchase.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of that Fund. Distribution fees, registration and filing fees and transfer agent fees are class specific expenses.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund distributes to shareholders any net investment income dividends and net realized capital gains on an annual basis. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. There were no distributions paid to shareholders by the Fund during the years ended May 31, 2025 and 2024.

11

EVOLUTIONARY TREE INNOVATORS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year amounts equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years, if any.

The following information is computed on a tax basis for each item as of May 31, 2025:

Cost of investments	$16,680,510
Gross unrealized appreciation	8,255,990
Gross unrealized depreciation	(652,799)
Net unrealized appreciation	7,603,191
Accumulated capital and other losses	(9,007,427)
Accumulated deficit	$(1,404,236)

The difference between the federal income tax cost of investments and the financial statement cost of investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

Net qualified late year losses, incurred after December 31, 2024, and within the current taxable year are deemed to arise on the first day of the Fund’s next taxable year. for the year ended May 31, 2025, the Fund deferred $99,356 of qualified late year losses to June 1, 2025.

As of May 31, 2025, the Fund had short-term and long-term capital loss carryforwards (“CLCFs”) of $8,113,253 and $794,818, respectively, for federal income tax purposes. These CLCFs, which do not expire, may be utilized in future years to offset net realized capital gains, if any.

12

EVOLUTIONARY TREE INNOVATORS FUND NOTES TO FINANCIAL STATEMENTS (Continued)

For the year ended May 31, 2025, the Fund reclassified $230,445 of accumulated deficit against paid-in capital on the Statement of Assets and Liabilities due to net operating loss. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund’s net assets or NAV per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year ended May 31, 2025, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the year ended May 31, 2025, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $11,079,809 and $21,353,860, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.80% of average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has agreed contractually, until October 31, 2025, to reduce its management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not to exceed 0.97% of average daily net assets attributable to I Class Shares and 1.22% of average daily net assets attributable to A Class Shares. Accordingly, during the year ended May 31, 2025, the Adviser waived management fees in the amount of $236,760.

13

EVOLUTIONARY TREE INNOVATORS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of the ELA, management fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such date that fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses to exceed: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to October 31, 2025, this agreement may not be modified or terminated without the approval of the Fund’s Board of Trustees. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated. As of May 31, 2025, the Adviser may seek repayment of management fee reductions no later than the dates as stated below:

May 31, 2026	$248,883
May 31, 2027	233,799
May 31, 2028	236,760
Total	$719,442

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter. As of May 31, 2025, the Distributor did not collect any fees related to CDSC fees on redemptions of A Class Shares.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides an Anti-Money Laundering Officer and Chief Compliance Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

DISTRIBUTION PLAN

The Fund has adopted a plan of distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which permits A Class Shares of the Fund to directly incur or reimburse the Fund’s principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of the Fund’s

14

EVOLUTIONARY TREE INNOVATORS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

average daily net assets allocable to A Class Shares. The Fund has not adopted a plan of distribution with respect to the I Class Shares. During the year ended May 31, 2025, the A Class Shares incurred $7,946 of distribution fees under the Plan.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meetings fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of May 31, 2025, the following shareholder owned of record more than 25% of the outstanding shares of the Fund:

NAME OF RECORD OWNERS	% Ownership
Charles Schwab & Company (for the benefit of its customers)	91%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Borrowing Costs

From time to time, the Fund may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Fund will incur borrowing costs charged by the custodian. During the year ended May 31, 2025, the Fund incurred $1,125 of borrowing costs.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Non-Diversification Risk

The Fund is a non-diversified fund. As a result, the Fund’s holdings may be more concentrated in a limited number of securities and the value of its shares may be more sensitive than a diversified fund to any single economic, business, political, or regulatory occurrence.

15

EVOLUTIONARY TREE INNOVATORS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

8. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular sector. As of May 31, 2025, the Fund had 36.7% of the value of its net assets invested in stocks within the Technology sector.

9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

16

EVOLUTIONARY TREE INNOVATORS FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of Evolutionary Tree Innovators Fund and

Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Evolutionary Tree Innovators Fund (the “Fund”), a series of Ultimus Managers Trust, as of May 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the year and period ended May 31, 2022, and prior, were audited by another auditor whose report dated July 20, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and

17

EVOLUTIONARY TREE INNOVATORS FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM (Continued)

significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

July 29, 2025

18

EVOLUTIONARY TREE INNOVATORS FUND
ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Renumeration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

19

KEMPNER MULTI-CAP DEEP VALUE FUND

Institutional Class (FIKDX)

Investor Class (FAKDX)

Annual Financial Statements and Additional Information

May 31, 2025

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2025
COMMON STOCKS — 84.9%	Shares	Value
Communications — 6.3%
Entertainment Content — 3.6%
Walt Disney Company (The)	28,700	$3,244,248

Internet Media & Services — 2.7%
Alphabet, Inc. - Class C	13,800	2,385,330

Consumer Staples — 2.6%
Food — 2.6%
Tyson Foods, Inc. - Class A	41,200	2,313,792

Energy — 11.4%
Oil & Gas Producers — 9.5%
Black Stone Minerals, L.P.	169,300	2,260,155
BP plc - ADR	22,120	643,692
Diamondback Energy, Inc.	4,600	618,930
Exxon Mobil Corporation	24,221	2,477,808
Shell plc - ADR	39,454	2,612,644
		8,613,229
Oil & Gas Services & Equipment — 1.9%
Schlumberger Ltd.	51,155	1,690,673

Financials — 19.5%
Banking — 11.2%
Bank of America Corporation	69,420	3,063,505
Citigroup, Inc.	37,260	2,806,423
Citizens Financial Group, Inc.	54,950	2,217,232
Truist Financial Corporation	49,400	1,951,300
		10,038,460
Insurance — 8.3%
Chubb Ltd.	5,500	1,634,600
Equitable Holdings, Inc.	43,850	2,318,350
Everest Group Ltd.	3,100	1,076,289
Lincoln National Corporation	74,850	2,480,529
		7,509,768
Health Care — 12.4%
Biotech & Pharma — 2.7%
Merck & Company, Inc.	31,500	2,420,460

Health Care Facilities & Services — 2.3%
UnitedHealth Group, Inc.	6,835	2,063,555

1

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 84.9% (Continued)	Shares	Value
Health Care — 12.4% (Continued)
Medical Equipment & Devices — 7.4%
Baxter International, Inc.	56,500	$1,723,250
CONMED Corporation	43,500	2,468,625
Zimmer Biomet Holdings, Inc.	26,850	2,474,764
		6,666,639
Industrials — 4.1%
Aerospace & Defense — 1.3%
L3Harris Technologies, Inc.	4,852	1,185,538

Electrical Equipment — 2.8%
Sensata Technologies Holding plc	97,120	2,530,947

Materials — 5.9%
Chemicals — 4.6%
FMC Corporation	28,482	1,155,230
International Flavors & Fragrances, Inc.	22,500	1,722,600
LyondellBasell Industries N.V. - Class A	22,000	1,242,780
		4,120,610
Metals & Mining — 1.3%
BHP Group Ltd. - ADR	6,900	338,031
Rio Tinto plc - ADR	15,100	897,393
		1,235,424
Real Estate — 3.8%
REITs — 3.8%
Easterly Government Properties, Inc. (a)	89,840	1,952,223
Realty Income Corporation	25,500	1,443,810
		3,396,033
Technology — 17.9%
Semiconductors — 12.4%
Micron Technology, Inc.	43,800	4,137,348
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	27,770	5,368,496
Teradyne, Inc.	21,000	1,650,600
		11,156,444
Technology Hardware — 2.5%
Cisco Systems, Inc.	35,620	2,245,485

Technology Services — 3.0%
Global Payments, Inc.	35,750	2,703,058

2

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 84.9% (Continued)	Shares	Value
Utilities — 1.0%
Electric Utilities — 1.0%
Eversource Energy	13,600	$881,416

Total Common Stocks (Cost $71,026,307)		$76,401,109

MONEY MARKET FUNDS — 14.9%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.23% (b) (Cost $13,420,761)	13,420,761	$13,420,761

Investments at Value — 99.8% (Cost $84,447,068)		$89,821,870

Other Assets in Excess of Liabilities — 0.2%		144,448

Net Assets — 100.0%		$89,966,318

ADR - American Depositary Receipt

N.V. - Naamloze Vennootschap

plc - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of May 31, 2025.

See accompanying notes to financial statements.

3

KEMPNER MULTI-CAP DEEP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2025
ASSETS
Investments in securities:
At cost	$84,447,068
At value (Note 2)	$89,821,870
Dividends receivable	191,849
Tax reclaims receivable	37,792
Other assets	8,310
Total assets	90,059,821

LIABILITIES
Payable to Adviser (Note 4)	44,778
Payable to administrator (Note 4)	15,650
Accrued distribution fees (Note 4)	4,111
Other accrued expenses	28,964
Total liabilities	93,503

NET ASSETS	$89,966,318

NET ASSETS CONSIST OF:
Paid-in capital	$77,946,295
Distributable earnings	12,020,023
NET ASSETS	$89,966,318

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$77,200,500
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,759,260
Net asset value, offering price and redemption price per share (Note 2)	$11.42

INVESTOR CLASS
Net assets applicable to Investor Class	$12,765,818
Investor Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,118,501
Net asset value, offering price and redemption price per share (Note 2)	$11.41

See accompanying notes to financial statements.

4

KEMPNER MULTI-CAP DEEP VALUE FUND
STATEMENT OF OPERATIONS
For the Year Ended May 31, 2025
INVESTMENT INCOME
Dividend income	$2,936,435
Foreign withholding taxes on dividends	(14,837)
Total investment income	2,921,598

EXPENSES
Management fees (Note 4)	550,032
Administration fees (Note 4)	100,800
Fund accounting fees (Note 4)	53,039
Distribution fees - Investor Class (Note 4)	40,113
Transfer agent fees (Note 4)	29,140
Legal fees	25,763
Trustees’ fees and expenses (Note 4)	21,352
Audit and tax services fees	19,332
Registration and filing fees	14,988
Custodian and bank service fees	13,199
Compliance fees (Note 4)	12,000
Shareholder reporting expenses	7,518
Insurance expense	3,380
Postage and supplies	3,144
Other expenses	26,315
Total expenses	920,115

NET INVESTMENT INCOME	2,001,483

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investment transactions	6,289,269
Net change in unrealized appreciation (depreciation) on investments	(6,122,249)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	167,020

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,168,503

See accompanying notes to financial statements.

5

KEMPNER MULTI-CAP DEEP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year	Year
	Ended	Ended
	May 31,	May 31,
	2025	2024
FROM OPERATIONS
Net investment income	$2,001,483	$1,975,629
Net realized gains from investment transactions	6,289,269	5,116,499
Net change in unrealized appreciation (depreciation) on investments	(6,122,249)	16,128,109
Net increase in net assets resulting from operations	2,168,503	23,220,237

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(6,191,848)	(3,392,854)
Investor Class	(1,036,183)	(812,320)
Decrease in net assets from distributions to shareholders	(7,228,031)	(4,205,174)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	6,846,204	29,682
Net asset value of shares issued in reinvestment of distributions to shareholders	4,442,069	2,573,944
Payments for shares redeemed	(3,811,884)	(1,152,880)
Net increase in Institutional Class net assets from capital share transactions	7,476,389	1,450,746

Investor Class
Proceeds from shares sold	3,082,409	87,699
Net asset value of shares issued in reinvestment of distributions to shareholders	812,787	680,680
Payments for shares redeemed	(9,463,826)	(1,090,495)
Net decrease in Investor Class net assets from capital share transactions	(5,568,630)	(322,116)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,151,769)	20,143,693

NET ASSETS
Beginning of year	93,118,087	72,974,394
End of year	$89,966,318	$93,118,087

See accompanying notes to financial statements.

6

KEMPNER MULTI-CAP DEEP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Year	Year
	Ended	Ended
	May 31,	May 31,
	2025	2024
CAPITAL SHARES ACTIVITY
Institutional Class
Shares sold	541,148	2,625
Shares issued in reinvestment of distributions to shareholders	384,544	241,821
Shares redeemed	(322,643)	(106,627)
Net increase in shares outstanding	603,049	137,819
Shares outstanding at beginning of year	6,156,211	6,018,392
Shares outstanding at end of year	6,759,260	6,156,211

Investor Class
Shares sold	244,528	8,022
Shares issued in reinvestment of distributions to shareholders	70,200	64,032
Shares redeemed	(747,586)	(105,124)
Net decrease in shares outstanding	(432,858)	(33,070)
Shares outstanding at beginning of year	1,551,359	1,584,429
Shares outstanding at end of year	1,118,501	1,551,359

See accompanying notes to financial statements.

7

KEMPNER MULTI-CAP DEEP VALUE FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	For the	For the	For the	For the	For the
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	May 31,	May 31,	May 31,	May 31,	May 31,
	2025	2024	2023	2022	2021
Net asset value at beginning of year	$12.08	$9.60	$11.48	$12.79	$8.77

Income (loss) from investment operations:
Net investment income (a)	0.26	0.26	0.21	0.17	0.15
Net realized and unrealized gains (losses) on investments	0.03	2.78	(1.35)	(0.49)	4.53
Total from investment operations	0.29	3.04	(1.14)	(0.32)	4.68

Less distributions from:
Net investment income	(0.28)	(0.25)	(0.21)	(0.15)	(0.16)
Net realized gains	(0.67)	(0.31)	(0.53)	(0.84)	(0.50)
Total distributions	(0.95)	(0.56)	(0.74)	(0.99)	(0.66)

Net asset value at end of year	$11.42	$12.08	$9.60	$11.48	$12.79

Total return (b)	2.37%	32.55%	(9.97%)	(2.61%)	55.52%

Net assets at end of year (000’s)	$77,201	$74,390	$57,777	$64,995	$69,143

Ratios/supplementary data:
Ratio of total expenses to average net assets	0.94%	0.96%	0.97%	0.94%	0.97%
Ratio of net investment income to average net assets .	2.18%	2.47%	2.05%	1.39%	1.46%
Portfolio turnover rate	44%	37%	34%	33%	21%

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

See accompanying notes to financial statements.

8

KEMPNER MULTI-CAP DEEP VALUE FUND
INVESTOR CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	For the	For the	For the	For the	For the
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	May 31,	May 31,	May 31,	May 31,	May 31,
	2025	2024	2023	2022	2021
Net asset value at beginning of year	$12.07	$9.59	$11.47	$12.77	$8.76

Income (loss) from investment operations:
Net investment income (a)	0.23	0.24	0.19	0.14	0.13
Net realized and unrealized gains (losses) on investments	0.02	2.77	(1.35)	(0.48)	4.51
Total from investment operations	0.25	3.01	(1.16)	(0.34)	4.64

Less distributions from:
Net investment income	(0.24)	(0.22)	(0.19)	(0.12)	(0.13)
Net realized gains	(0.67)	(0.31)	(0.53)	(0.84)	(0.50)
Total distributions	(0.91)	(0.53)	(0.72)	(0.96)	(0.63)

Net asset value at end of year	$11.41	$12.07	$9.59	$11.47	$12.77

Total return (b)	2.09%	32.27%	(10.22%)	(2.79%)	55.09%

Net assets at end of year (000’s)	$12,766	$18,728	$15,198	$17,626	$19,125

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.19%	1.21%	1.22%	1.19%	1.22%
Ratio of net investment income to average net assets .	1.95%	2.22%	1.79%	1.14%	1.21%
Portfolio turnover rate	44%	37%	34%	33%	21%

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

See accompanying notes to financial statements.

9

KEMPNER MULTI-CAP DEEP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025

1.	Organization

Kempner Multi-Cap Deep Value Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was reorganized into the Trust on April 28, 2017. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek to generate a total pre-tax return, including capital growth and dividends, that is greater than the rate of inflation over a three-to-five-year period.

The Fund currently offers two classes of shares: Institutional Class shares (sold without any sales loads and distribution and/or shareholder servicing fees and requiring a $500,000 initial investment) and Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Investor Class shares and requiring a $500 initial investment). Each share class represents an ownership interest in the same investment portfolio.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Kempner Capital Management, Inc. (the “Adviser”). The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

2.	Significant Accounting Policies

The Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange,

10

KEMPNER MULTI-CAP DEEP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by the Adviser, as the valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of May 31, 2025 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$76,401,109	$—	$—	$76,401,109
Money Market Funds	13,420,761	—	—	13,420,761
Total	$89,821,870	$—	$—	$89,821,870

Refer to the Fund’s Schedule of Investments for a listing of securities by sector and industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended May 31, 2025.

11

KEMPNER MULTI-CAP DEEP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of the Fund based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares of the Fund based upon its proportionate share of total net assets of the Fund. Distribution fees are class specific expenses.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund intends to declare and distribute net investment income dividends on a quarterly basis. In addition, the Fund will declare and distribute net realized capital gains, if any, on an annual basis. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders by the Fund during the years ended May 31, 2025 and 2024 were as follows:

Year	Ordinary	Long-Term	Total
Ended	Income	Capital Gains	Distributions
5/31/2025	$3,398,108	$3,829,923	$7,228,031
5/31/2024	$3,161,973	$1,043,201	$4,205,174

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

12

KEMPNER MULTI-CAP DEEP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year amounts equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2025:

Tax cost of investments	$84,400,043
Gross unrealized appreciation	$12,798,389
Gross unrealized depreciation	(7,376,562)
Net unrealized appreciation	5,421,827
Undistributed ordinary income	2,936,429
Undistributed long-term gains	3,661,767
Distributable earnings	$12,020,023

The difference between the federal income tax cost of investments and the financial statement cost is due to certain differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are related to losses deferred due to Master Limited Partnerships.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year ended May 31, 2025, the Fund did not incur any interest or penalties.

3.	Investment Transactions

During the year ended May 31, 2025, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $35,178,903 and $42,344,600, respectively.

13

KEMPNER MULTI-CAP DEEP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

4.	Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.59% of average daily net assets.

The Adviser has agreed contractually, until at least December 1, 2025, to reduce its management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.05% and 1.30% of average daily net assets for Institutional Class and Investor Class shares, respectively.

Management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s total annual fund operating expenses to exceed the lesser of: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Investment Advisory Agreement is terminated. During the year ended May 31, 2025, the Adviser did not reduce its management fees or reimburse other expenses of the Fund.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides an Anti-Money Laundering Officer and Chief Compliance Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated partially by the Adviser and partially by the Investor Class shares of the Fund for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

14

KEMPNER MULTI-CAP DEEP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

DISTRIBUTION PLAN

The Fund has adopted a plan of distribution (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, which permits Investor Class shares of the Fund to directly incur or reimburse the Fund’s principal underwriter for certain expenses related to the distribution of Investor Class shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of the Fund’s average daily net assets allocable to Investor Class shares. The Fund has not adopted a plan of distribution with respect to Institutional Class shares. During the year ended May 31, 2025, Investor Class shares of the Fund incurred $40,113 of distribution fees under the Plan.

TRUSTEE COMPENSATION

Each member of the Board who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of May 31, 2025, the following shareholders owned of record 25% or more of the outstanding shares of the Fund:

NAME OF RECORD OWNERS	% Ownership
Muir & Company (for the benefit of its customers)	85%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5.	Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement

15

KEMPNER MULTI-CAP DEEP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following:

			Per Share
	Record		Ordinary
	Date	Ex-Date	Income
Institutional Class	06/26/2025	06/27/2025	$0.0624
Investor Class	06/26/2025	06/27/2025	$0.0554

16

KEMPNER MULTI-CAP DEEP VALUE FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Kempner Multi-Cap Deep Value Fund and
Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Kempner Multi-Cap Deep Value Fund (the “Fund”), a series of Ultimus Managers Trust, as of May 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended May 31, 2022, and prior, were audited by another auditor whose report dated July 20, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
July 29, 2025

17

KEMPNER MULTI-CAP DEEP VALUE FUND ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable

Renumeration Paid to Directors, Officers and Others Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement Not applicable

18

KEMPNER MULTI-CAP DEEP VALUE FUND
FEDERAL TAX INFORMATION (Unaudited)

For the year ended May 31, 2025, the Fund designated $3,829,923 as long-term capital gain distribution.

Qualified Dividend Income – The Fund designates 52.85% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the year ended May 31, 2025, 43.58% of ordinary income dividends qualifies for the corporate dividends received deduction.

19

WAVELENGTH

FUNDS

Annual Financial Statements and Additional Information

May 31, 2025

WAVELENGTH FUND

WAVELENGTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2025
EXCHANGE-TRADED FUNDS — 89.3%	Shares	Value
Emerging Markets Debt — 17.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	18,600	$1,685,160
VanEck Emerging Markets High Yield Bond ETF	194,916	3,816,455
VanEck J.P. Morgan EM Local Currency Bond ETF	193,041	4,764,252
Vanguard Emerging Markets Government Bond ETF	28,224	1,808,594
		12,074,461
Master Limited Partnerships — 0.6%
Global X MLP ETF	9,178	450,823

Real Estate Investment Trusts (REITs) — 1.0%
Vanguard Real Estate ETF	8,087	722,331

U.S. Fixed Income — 70.5%
Invesco Optimum Yield Diversified Commodity Strategy
No K-1 ETF	91,699	1,149,905
Invesco Senior Loan ETF (a)	365,701	7,628,523
iShares Broad USD High Yield Corporate Bond ETF	143,215	5,303,251
iShares National Muni Bond ETF (a)	31,296	3,250,090
iShares Preferred & Income Securities ETF (a)	84,468	2,553,468
iShares TIPS Bond ETF	40,611	4,438,376
SPDR Bloomberg Convertible Securities ETF (a)	34,552	2,756,213
SPDR Bloomberg Short Term High Yield Bond ETF (a)	280,963	7,088,697
Vanguard Mortgage-Backed Securities ETF	192,168	8,789,764
Vanguard Short-Term Inflation-Protected Securities ETF	131,646	6,584,933
		49,543,220

Total Exchange-Traded Funds (Cost $62,574,750)		$62,790,835

1

WAVELENGTH FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 7.3%	Shares	Value
DWS Government Money Market Series - Institutional Class, 4.25% (b)	1,289,951	$1,289,951
Fidelity Institutional Money Market Government Portfolio - Class I, 4.18% (b)	1,289,952	1,289,952
Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class, 4.17% (b)	1,289,952	1,289,952
Invesco Treasury Portfolio - Institutional Class, 4.23% (b)	1,289,952	1,289,952
Total Money Market Funds (Cost $5,159,807)		$5,159,807

COLLATERAL FOR SECURITIES LOANED — 29.6%
First American Government Obligations Fund - Class X, 4.23% (Cost $20,817,214) (b)(c)	20,817,214	$20,817,214

Investments at Value — 126.2% (Cost $88,551,771)		$88,767,856

Liabilities in Excess of Other Assets — (26.2%)		(18,454,690)

Net Assets — 100.0%		$70,313,166

(a)	All or a portion of the security is on loan. The total value of the securities on loan as of May 31, 2025 was $20,384,674 (Note 6).

(b)	The rate shown is the 7-day effective yield as of May 31, 2025.

(c)	This security was purchased with cash collateral held from securities on loan (Note 6).

See accompanying notes to financial statements.

2

WAVELENGTH FUND
SCHEDULE OF FUTURES CONTRACTS
May 31, 2025
				Value/Unrealized
		Expiration	Notional	Appreciation
FUTURES CONTRACTS	Contracts	Date	Value	(Depreciation)
Commodities Futures
E-Mini Gold Future	11	7/30/2025	$1,823,470	$(41,131)

Index Futures
E-Mini Dow Jones Industrial Average Future	2	6/23/2025	422,940	14,866
E-Mini NASDAQ 100 Future	4	6/23/2025	1,710,140	2,011
E-Mini S&P 500 Future	7	6/21/2025	2,070,600	14,872
MSCI Emerging Markets Future	36	6/23/2025	2,068,740	128,874
Total Index Futures			6,272,420	160,623

Treasury Futures
10-Year U.S. Treasury Note Future	57	9/20/2025	6,312,750	12,811
2-Year U.S. Treasury Note Future	50	10/1/2025	10,371,875	8,752
5-Year U.S. Treasury Note Future	88	10/1/2025	9,520,500	16,421
U.S. Treasury Long Bond Future	23	9/20/2025	2,593,969	13,054
Total Treasury Futures			28,799,094	51,038

Total Futures Contracts			$36,894,984	$170,530

The average monthly notional value of futures contracts during the year ended May 31, 2025 was $38,258,271.

See accompanying notes to financial statements.

3

WAVELENGTH FUND
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2025
ASSETS
Investments in securities:
At cost	$88,551,771
At value* (Note 2)	$88,767,856
Margin deposits for futures contracts (Note 2)	2,153,583
Variation margin receivable (Notes 2 and 5)	15,962
Receivable for capital shares sold	30,880
Receivable for investment securities sold	328,962
Dividends and interest receivable	30,465
Other assets	14,102
Total assets	91,341,810

LIABILITIES
Variation margin payable (Notes 2 and 5)	60,276
Payable for return of collateral received for securities on loan	20,817,214
Payable for capital shares redeemed	17,620
Payable for investment securities purchased	76,826
Payable to Adviser (Note 4)	34,659
Payable to administrator (Note 4)	8,134
Other accrued expenses	13,915
Total liabilities	21,028,644

CONTINGENCIES AND COMMITMENTS (NOTE 8)	—
NET ASSETS	$70,313,166

NET ASSETS CONSIST OF:
Paid-in capital	$90,762,393
Accumulated deficit	(20,449,227)
NET ASSETS	$70,313,166

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	7,230,550

Net asset value, offering price and redemption price per share (Note 2)	$9.72

* Includes value of securities on loan (Note 6)	$20,384,674

See accompanying notes to financial statements.

4

WAVELENGTH FUND
STATEMENT OF OPERATIONS
For the Year Ended May 31, 2025
INVESTMENT INCOME
Dividends	$3,637,439
Securities lending income (Note 6)	98,541
Interest	30,842
Total investment income	3,766,822

EXPENSES
Management fees (Note 4)	681,390
Administration fees (Note 4)	83,960
Fund accounting fees (Note 4)	43,590
Registration and filing fees	30,442
Legal fees	29,885
Networking fees	24,379
Transfer agent fees (Note 4)	21,848
Trustees’ fees and expenses (Note 4)	21,352
Audit and tax services fees	18,632
Custody and bank service fees	15,200
Compliance fees (Note 4)	11,995
Shareholder reporting expense	8,373
Postage and supplies	8,206
Insurance expense	3,268
Other expenses	12,028
Total expenses	1,014,548
Less fee reductions by the Adviser (Note 4)	(242,205)
Less fee waivers by the administrator (Note 4)	(62,500)
Net expenses	709,843

NET INVESTMENT INCOME	3,056,979

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gains from:
Investments	111,297
Futures contracts (Note 5)	1,210,410
Net change in unrealized appreciation (depreciation) on:
Investments	550,943
Futures contracts (Note 5)	(50,967)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FUTURES CONTRACTS	1,821,683

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,878,662

See accompanying notes to financial statements.

5

WAVELENGTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year	Year
	Ended	Ended
	May 31,	May 31,
	2025	2024
FROM OPERATIONS
Net investment income	$3,056,979	$4,039,865
Net realized gains (losses) from:
Investments	111,297	(6,793,418)
Futures contracts (Note 5)	1,210,410	(560,286)
Long-term capital gain distributions from regulated investment companies	—	1,100
Net change in unrealized appreciation (depreciation) on:
Investments	550,943	7,619,356
Futures contracts (Note 5)	(50,967)	254,723
Net increase in net assets resulting from operations	4,878,662	4,561,340

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(3,069,681)	(4,255,450)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	29,718,815	19,129,955
Net asset value of shares issued in reinvestment of distributions to shareholders	2,254,265	2,738,282
Payments for shares redeemed	(32,281,645)	(62,948,733)
Net decrease in net assets from capital share transactions	(308,565)	(41,080,496)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,500,416	(40,774,606)

NET ASSETS
Beginning of year	68,812,750	109,587,356
End of year	$70,313,166	$68,812,750

CAPITAL SHARE ACTIVITY
Shares sold	3,075,171	2,032,900
Shares issued in reinvestment of distributions to shareholders	234,000	293,521
Shares redeemed	(3,342,261)	(6,761,722)
Net decrease in shares outstanding	(33,090)	(4,435,301)
Shares outstanding at beginning of year	7,263,640	11,698,941
Shares outstanding at end of year	7,230,550	7,263,640

See accompanying notes to financial statements.

6

WAVELENGTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year		Year		Year		Year	Year
	Ended		Ended		Ended		Ended	Ended
	May 31,		May 31,		May 31,		May 31,	May 31,
	2025		2024		2023		2022	2021
Net asset value at beginning of year	$9.47		$9.37		$9.98		$10.99	$10.35
Income (loss) from investment operations:
Net investment income (a)	0.42		0.45		0.41		0.19	0.11
Net realized and unrealized gains (losses) on investments and futures contracts	0.25		0.09		(0.63)		(0.88)	0.75
Total from investment operations	0.67		0.54		(0.22)		(0.69)	0.86
Less distributions from:
Net investment income	(0.42)		(0.44)		(0.39)		(0.16)	(0.10)
Net realized gains	—		—		—		(0.16)	(0.12)
Total distributions	(0.42)		(0.44)		(0.39)		(0.32)	(0.22)
Net asset value at end of year	$9.72		$9.47		$9.37		$9.98	$10.99
Total return (b)	7.15%		5.95%		(2.12	%) (c)	(6.53%)	8.39%
Net assets at end of year (000’s)	$70,313		$68,813		$109,587		$159,985	$155,862
Ratios/supplementary data:
Ratio of total expenses to average net assets (d)	1.41%		1.37%		1.30%		1.22%	1.25%
Ratio of net expenses to average net assets (d)(e)	0.99	% (f)	0.99	% (f)	0.99	% (g)	0.99%	0.99%
Ratio of net investment income to average net assets (a)(d)(e)	4.26	% (f)	4.68	% (f)	3.88	% (g)	1.72%	1.02%
Portfolio turnover rate	72%		49%		44%		18%	12%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser and/or administrator had not reduced fees and/or reimbursed expenses (Note 4).

(c)	During the year ended May 31, 2023, the Adviser voluntarily refunded to the Fund all management fees paid in the amount of $289,118 for changes concerning the corporate ownership structure of the Adviser for the period from May 14, 2021 until August 12, 2021, which otherwise would have reduced the total return by 0.21%.

(d)	The ratios of expenses and net investment income to average net as-sets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.

(e)	Ratio was determined after management fee reductions and/or expense reimbursements and/or administrator waivers.

(f)	Ratio excludes the voluntary waiver from Ultimus in the amounts of $62,500 for the year ended May 31, 2025 and $75,000 for the year ended May 31, 2024. The net expenses and net investment income to average net assets would have remained the same without the waiver since the Adviser would have reduced additional management fees.

(g)	Ratio excludes the voluntary refund from the Adviser in the amount of $289,118, otherwise the net expenses and the net investment income to average net assets would have been 0.76% and 4.11%, respectively.

See accompanying notes to financial statements.

7

WAVELENGTH FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2025

1. Organization

Wavelength Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund’s portfolio may at times consist of primarily other investment companies, making it a “fund of funds”.

The investment objective of the Fund is to seek total return.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Wavelength Capital Management, LLC (the “Adviser”) of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities and futures valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. Exchange-traded funds (“ETFs”) are valued at the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. Investments representing shares of money market funds and other open-end investment companies, except for ETFs, are valued at their net asset value (“NAV”) as reported by such companies. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Fund values its exchange-traded futures contracts at their last sale price as of the close of regular trading on the NYSE. Prices for these futures contracts are monitored daily by the Adviser, as the Fund’s valuation designee, until the close of regular trading to determine if fair valuation is required.

8

WAVELENGTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

When using a quoted price and when the market for the security is considered active, a security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value determined by the Adviser, in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”) pursuant to the Rule 2a-5 under the Investment Company Act of 1940, as amended, (“the 1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and other financial instruments and the inputs used to value the investments and other financial instruments as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$62,790,835	$—	$—	$62,790,835
Money Market Funds	5,159,807	—	—	5,159,807
Collateral for Securities Loaned	20,817,214	—	—	20,817,214
Total	$88,767,856	$—	$—	$88,767,856
Other Financial Instruments
Futures Contracts	$170,530	$—	$—	$170,530
Total	$170,530	$—	$—	$170,530

9

WAVELENGTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended May 31, 2025. Other Financial Instruments are future contracts which are valued at the unrealized appreciation (depreciation) as of May 31, 2025.

Cash account – The Fund’s cash is held in a bank account with balances which, at times, may exceed United States federally insured limits by the Federal Deposit Insurance Corporation (“FDIC”). Cash held with a broker, if any, is not FDIC insured. The Fund maintains these balances with a high-quality financial institution and may incur charges on cash overdrafts.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund distributes to shareholders any net investment income on a quarterly basis and any net realized capital gains at least annually. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the years ended May 31, 2025 and 2024:

Years	Ordinary	Tax-Exempt	Long-Term	Total
Ended	Income	Distributions	Capital Gains	Distributions
5/31/2025	$2,999,925	$69,756	$—	$3,069,681
5/31/2024	$4,106,382	$149,068	$—	$4,255,450

Futures contracts – The Fund uses futures contracts to gain exposure to or to hedge against changes in the value of equities, real estate, interest rates or commodities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When the Fund purchases or sells a futures contract, no price is paid to or received by the Fund. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities currently ranging from 2% to 10% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily

10

WAVELENGTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

fluctuations in the fair value of the underlying asset. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation receivable/payable are reported on the Statement of Assets and Liabilities.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year amounts equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2025:

Tax cost of investments	$92,266,405
Gross unrealized appreciation	$443,037
Gross unrealized depreciation	(3,941,586)
Net unrealized depreciation	(3,498,549)
Undistributed ordinary income	529,538
Accumulated capital and other losses	(17,480,216)
Total accumulated deficit	$(20,449,227)

The value of the federal income tax cost of investments may temporarily differ from the financial statement cost. This book/tax difference is due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily the tax deferral of losses on wash sales, the tax treatment of realized and unrealized gains and losses on futures contracts and adjustments to basis on publicly traded partnerships.

As of May 31, 2025, the Fund had short-term capital loss carryforwards and long-term capital loss carryforwards (“CLCF”) of $2,628,907 and $14,851,309, respectively, for federal income tax purposes. These CLCFs, which do not expire, may be utilized in future years to offset net realized capital gains, if any.

During the year ended May 31, 2025, the Fund utilized $1,020,621 of CLCF against current year gains.

11

WAVELENGTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

For the year ended May 31, 2025, the Fund reclassified $2 of accumulated deficit against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting had no effect on the Fund’s net assets or its NAV per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year ended May 31, 2025, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the year ended May 31, 2025, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $46,317,168 and $46,114,448, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. Under the Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of its average daily net assets.

Pursuant to an Expense Limitation Agreement between the Fund and the Adviser (the “ELA”), the Adviser has agreed, until October 1, 2025, to reduce its management fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividends expenses on securities sold short; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of the Fund’s average daily net assets.

Accordingly, under the ELA, the Adviser, reduced its management fees in the amount of $242,205 during the year ended May 31, 2025.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to recoupment by the Adviser for a period of three years after such fees and expenses were incurred, provided that the recoupments do not cause total annual operating expenses of the Fund to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid

12

WAVELENGTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

were incurred. As of May 31, 2025, the Adviser may seek recoupment of management fee reductions and expense reimbursements in the amount of $871,943 no later than the dates as stated below:

May 31, 2026	May 31, 2027	May 31, 2028	Total
$382,131	$247,607	$242,205	$871,943

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities. During the year ended May 31, 2025, Ultimus voluntarily waived fees in the amount of $62,500. These voluntary waivers are not subject to recoupment by Ultimus.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides an Anti-Money Laundering Officer and Chief Compliance Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of May 31, 2025, the following shareholders owned of record 25% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Charles Schwab & Co., Inc. (for the benefit of its customers)	37%
National Financial Services, LLC (for the benefit of its customers)	36%

13

WAVELENGTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

A shareholder owning of record or beneficially 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Derivatives Transactions

The Fund’s positions in derivative instruments as of May 31, 2025 are recorded in the following location on the Statement of Assets and Liabilities:

Derivative Investment Type	Location
Futures contracts	Variation margin receivable (payable)

The following table sets forth the values of variation margin of the Fund as of May 31, 2025:

	Variation Margin
Type of Derivative and Risk	Receivable	(Payable)	Total
Asset Derivatives
Futures contracts
Commodity	$—	$(15,675)	$(15,675)
Index	270	(43,761)	(43,491)
Treasury	15,692	(840)	14,852
Total	$15,962	$(60,276)	$(44,314)

The Fund’s transactions in derivative instruments during the year ended May 31, 2025 are recorded in the following locations on the Statement of Operations:

Derivative Investment Type	Location
Futures contracts	Net realized gains from futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Fund’s net realized gains and net change in unrealized appreciation (depreciation) on derivative instruments recognized on the Statement of Operations during the year ended May 31, 2025:

		Net Change
		in Unrealized
	Net	Appreciation
Type of Derivative and Risk	Realized Gains	(Depreciation)
Futures contracts
Commodity	$624,357	$(23,642)
Index	321,994	43,546
Treasury	264,059	(70,871)
Total	$1,210,410	$(50,967)

14

WAVELENGTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

In the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral securities and securities collateral on a counterparty basis.

As of May 31, 2025, the offsetting of financial assets and derivative assets is as follows:

Gross
	Gross	Amounts of
	Amounts of	Recognized
	Recognized	Liabilities		Net
	Assets not	not		Amounts
	Offset on	Offset on		Presented on
	Statement of	Statement of	Derivatives	Statement of
	Assets and	Assets and	Available for	Assets and	Collateral
Description	Liabilities	Liabilities	Offset	Liabilities	Pledged*	Net Amount
Variation margin receivable -futures contracts	$15,962	$—	$(15,962)	$—	$—	$—
Variation margin payable -futures contracts	—	(60,276)	15,962	(44,314)	44,314	—
Total subject to a master netting or similar arrangement	$15,962	$(60,276)	$—	$(44,314)	$44,314	$—

*	The amount is limited to the net amounts of financial assets and accordingly does not include excess collateral pledged.

6. Securities Lending

Under the terms of the Securities Lending Agreement (the “SLA”) with U.S. Bank National Association (“U.S. Bank”), U.S. Bank is authorized to loan securities on behalf of the Fund to approved borrowers. The contractual maturity of securities lending transactions is on an overnight and continuous basis. In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in a short-term investment instrument as noted on the Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The SLA provides that after predetermined rebates to borrowers, the Fund retains a portion of its net securities lending income and pays U.S. Bank the remaining portion. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into an SLA with U.S. Bank that provides the Fund, in the event of default (such as

15

WAVELENGTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

bankruptcy or borrower’s failure to pay or perform), the right to net rights and obligations under such agreements and liquidate and set off collateral against the net amount owed to the Fund. The Fund’s collateral was invested in a money market fund. As of May 31, 2025, the Fund had 29.6% of the value of its net assets invested in the money market fund. The annual report, along with the report of the independent public accounting firm is included in the money market fund’s N-CSR available at www.sec.gov. As of May 31, 2025, the fair value of securities on loan and the collateral held were $20,384,674 and $20,817,214, respectively.

7. Certain Investments and Risks

The securities in which the Fund invests, as well as the risks associated with these securities, are described in the Fund’s prospectus. Among these risks are those associated with investments in shares of ETFs. ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its applicable index or match the index’s performance. To the extent that the Fund invests in an ETF, the Fund incurs additional expenses because the Fund bears its pro-rata portion of such ETF’s advisory fees and operational expenses. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of May 31, 2025, the Fund had 89.3% of the value of its net assets invested in ETFs.

8. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement

16

WAVELENGTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following:

On June 30, 2025, the Fund paid an ordinary income dividend of $0.0862 per share to the shareholders of record on June 27, 2025.

Effective July 31, 2025, the Fund changed its distribution frequency from quarterly to monthly and reduced the minimum initial investment from $10,000 for regular accounts to $2,500 for regular accounts.

17

WAVELENGTH FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of Wavelength Fund and
Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and futures contracts, of Wavelength Fund (the “Fund”), a series of Ultimus Managers Trust, as of May 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended May 31, 2022, and prior, were audited by another auditor whose report dated July 20, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian and brokers. Our

18

WAVELENGTH FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM (Continued)

audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
July 29, 2025

19

WAVELENGTH FUND
ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended May 31, 2025, the Fund designated $69,756 as tax-exempt income distributions.

20

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 for Adler Value Fund and not applicable for Evolutionary Tree Innovators Fund, Kempner Multi-Cap Deep Value Fund and Wavelength Fund.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There has been no material changes to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominations & Governance Committee (the “Committee”). The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedure, the Committee shall to the extent required under applicable law, when identifying potential candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder.

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.	Exhibits.

(a)(1) Code of Ethics is filed herewith

(a)(2) Not applicable

(a)(3) A separate certification for each principle executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 207.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	August 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	August 6, 2025

By (Signature and Title)*		/s/ Daniel D. Bauer
Daniel D. Bauer, Treasurer and Principal Financial Officer

Date	August 6, 2025

*	Print the name and title of each signing officer under his or her signature.